As filed with the Securities and Exchange Commission on January 15, 1999
Registration No. 33-40823
                 811-6318

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X
Pre-Effective Amendment No. _______

Post-Effective Amendment No.         24        	    X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

Amendment No.           24                  X

CONSULTING GROUP CAPITAL MARKETS FUNDS
(Exact name of Registrant as Specified in Charter)

222 Delaware Avenue, Wilmington, Delaware  19801
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:
(302) 888-4104

Christina T. Sydor
Consulting Group Capital Markets Funds
388 Greenwich Street, 22nd Floor
New York, New York 10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective:

	immediately upon filing pursuant to paragraph (b)

	on (date) pursuant to paragraph (b) of Rule 485

	60 days after filing pursuant to paragraph (a)(1)

	on (date) pursuant to paragraph (a)(1)

XXX	75 days after filing pursuant to paragraph (a)(2)

	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Shares of Beneficial Interest, par value $0.001 per share.

PART A

						-----------------------------------------




CONSULTING GROUP                         ADD CONSULTING GROUP LOGO HERE
Capital Markets Funds




                                       -----------------------------------------
                                       MULTI-STRATEGY MARKET NEUTRAL
                                       INVESTMENTS





Prospectus
__________, 1999




The Securities and Exchange Commission has not approved the portfolio's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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Table of Contents                      Multi-Strategy Market Neutral Investments
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Summary.........................................................................
          Investment objective..................................................
          Principal investments.................................................
          Principal strategies..................................................
          Principal risks.......................................................
          Fees and expenses.....................................................
The Portfolio's Investments.....................................................
The Manager and Subadvisors.....................................................
Advisory Service................................................................
Investment and Account Information..............................................
          Purchase of shares....................................................
          Redemption of shares..................................................
          Exchange of shares....................................................
Valuation of Shares.............................................................
Dividends and Distributions.....................................................
Taxes...........................................................................
For More Information about the Portfolio........................................

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The role of the Consulting Group
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The Consulting Group, a division of Mutual Management Corp. ("MMC"), serves as the manager for Multi-Strategy Market Neutral Investments (the "Portfolio"). As manager, the Consulting Group selects and oversees professional money managers who are responsible for investing the assets of the Portfolio. MMC is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup, Inc's businesses produce a broad range of financial services , asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading , and use diverse channels to make them available to consumer and corporate customers around the world.

The Portfolio is part of a series of portfolios which comprise the Consulting Group Capital Market Funds (the "Trust"). The Trust is a series company that consists of the Portfolio and the following additional portfolios which are offered in a separate prospectus, a copy of which can be obtained from any SSB Financial Consultant:

 .       Government Money Investments
 .       Intermediate Fixed Income Investments
 .       Long-Term Bond Investments
 .       Municipal Bond Investments
 .       Mortgage Backed Investments
 .       High Yield Investments
 .       Balanced Investments

 .       Large Capitalization Value Equity Investments
 .       Large Capitalization Growth Investments
 .       Small Capitalization Value Equity Investments
 .       Small Capitalization Growth Investments
 .       International Equity Investments
 .       International Fixed Income Investments
 .       Emerging Markets Equity Investments

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  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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                                       2

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Summary                                Multi-Strategy Market Neutral Investments
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Investment objective

Long-term capital appreciation
================================================================================

Principal investments

The Portfolio invests primarily in securities of U.S. companies of various market capitalizations. A portion of the Portfolio's assets may be invested in securities of companies located outside the U.S. The manager allocates the assets among subadvisers employing three portfolio management strategies:

 .       Convertible arbitrage
 .       Merger arbitrage
 .       Equity market neutral

The Portfolio attempts through these strategies to limit its exposure to general stock market movements by taking both long and short positions in securities. Since the long positions generally increase in price in a rising market (and decrease in a declining market), and short positions generally incur losses in a rising market (and profit from market declines), the long and short positions tend to cancel out the effect of general stock market trends. The Portfolio seeks to profit either by identifying price differentials among related securities and inefficiencies in the market's pricing of certain securities, in the case of convertible arbitrage or merger arbitrage, or by selecting undervalued stocks for its long positions and overvalued stocks for its short positions, in the case of equity market neutral. The Portfolio's strategies are intended to produce favorable returns regardless of the general trend in the market and to minimize the risks associated with investing in the equity markets. However, there is no assurance that such favorable returns will be achieved.


Principal strategies

Convertible Arbitrage. A portion of the Portfolio's assets are invested in accordance with a convertible arbitrage strategy. The Trust has retained Calamos Asset Management to implement this strategy for the Portfolio. Convertible arbitrage consists of buying debt securities, preferred stocks and other securities convertible into common stock and hedging a portion of the equity risk inherent in these securities. This hedging is achieved by selling short some or all of the common stock issuable upon exercise of the convertible security. If the market price of the common stock increases above the conversion price on the convertible security, the price of the convertible security will increase. The Portfolio's increased liability on the short position would, in whole or in part, reduce this gain. If the price of the common stock declines, any decline in the price of the convertible security would offset the Portfolio's gain on the short position. The Portfolio profits from this strategy by receiving interest and/or dividends on the convertible security and by adjusting the amount of equity risk that is hedged by short sales.

In selecting securities for the Portfolio, Calamos:

 .  analyzes the default risk on the convertible security using traditional credit analysis
 .  employs fundamental equity analysis to determine the capital appreciation potential of the common stock into which the security is convertible
 .  considers the risk/return potential of a convertible hedge strategy with respect to the security
 . considers the diversification of the Portfolio and other portfolio composition criteria

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Summary                                Multi-Strategy Market Neutral Investments
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CO-SUBADVISORS

The Portfolio's assets are allocated among three subadvisors according to the following percentages:
Pegasus Investment, Inc. - 33.3%, State Street Global Advisors - 33.3%, Calamos Asset Management - 33.3%. Changes to this allocation greater than 10% of the Portfolio's assets will be made by the Board of Trustees.

PEGASUS INVESTMENTS, INC.
One Boston Place
Boston, Massachusetts 02108

        PORTFOLIO MANAGERS
        Paul B. Kopperl
        Andrew D. Kopperl
        Brian M.O. Kopperl and
        Douglas E. Francis,
        who are the president, director, managing director and managing director, respectively, of Pegasus Investments.

STATE STREET GLOBAL ADVISORS
Two International Place
Boston, Massachusetts 02110

        PORTFOLIO MANAGERS
        David A. Hanna
        Peter B. Wiley
        Jeffrey P. Adams and
        Peter M. Stonberg,
        each of whom is a principal of SSGA.

CALAMOS ASSET MANAGEMENT
1111 East Warrenville Road
Naperville, Illinois 60563

        PORTFOLIO MANAGERS
        John P. Calamos
        Nicholas P. Calamos
        John P. Calamos, Jr.,
        who are the president and chief investment officer, managing director and vice president, respectively, of Calamos.
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In its equity and credit analysis, Calamos considers:

 .  The issuer's financial soundness
 .  Interest and dividend coverage
 .  Earnings and cash-flow forecasts
 .  Quality of management

In determining the appropriate portion of the Portfolio's equity exposure to hedge, Calamos considers:

 .  The general outlook for interest rates and equity markets
 .  The availability of stock to sell short
 .  Expected returns and volatility

Merger Arbitrage. A portion of the Portfolio's assets are allocated to a merger arbitrage strategy. The Trust has appointed Pegasus Investments to implement this strategy for the Portfolio. Merger arbitrage is designed to profit from the successful completion of announced merger and acquisition transactions involving publicly owned companies. The Portfolio does not speculate on unannounced transactions or where a definitive agreement does not exist. A number of trading practices may be employed to capture the potential profit of merger and acquisition transactions. Typically, the Portfolio establishes merger arbitrage positions by purchasing the shares of a target company at a discount to the value of the acquisition consideration (whether cash or securities) and, when the consideration is shares of the acquiring company, by selling a number of shares of the acquiring company short based on the exchange ratio specified in the merger agreement. Hedging the target shares against the acquisition consideration produces the merger arbitrage profit spread,effectively the discount to the merger consideration at which the target company trades,which will be received by the Portfolio upon the transaction closing. Such merger arbitrage positions both establish defined trading profit spreads and also are intended to provide an overall portfolio hedge against general market volatility. The merger arbitrage spread is available because of:

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Summary                                Multi-Strategy Market Neutral Investments
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 .  Market perception that the transaction may be delayed, renegotiated or cancelled
 . The time value of money, that is, the discount an investor is willing to accept when selling shares today instead of waiting for the merger and acquisition transaction to close
 . Market, industry or company specific events which create trading opportunities during the course of a merger and acquisition transaction

Pegasus Investments seeks to achieve high absolute returns on investments with low volatility and minimal correlation to general changes in the U.S. equity markets. Pegasus Investments intends to maintain positions that are substantially hedged and diversified principally among U.S. issuers involved in merger and acquisition transactions with respect to which a definitive agreement has been signed and approved by the Board of Directors of the companies involved. In selecting transactions in which to invest, Pegasus Investments focuses on preservation of capital and minimalization of risks. Pegasus Investments also evaluates among other things:

 .  The strategic rationale for the merger and acquisition transaction
 .  The terms, conditions and valuation of the transaction
 .  The financial and competitive business condition of the merging companies and the industries in which they participate
 .  Regulatory, financing and business contingencies to the transaction
 .  Trading liquidity and downside risk assessment
 .  Its ability to diversify among specific transactions and industries

Equity Market Neutral. A portion of the Portfolio's assets are invested in accordance with an equity market neutral strategy. The Trust has appointed SSGA to manage this portion of the Portfolio. Using this strategy, SSGA purchases stocks of companies it believes are undervalued and will outperform the equity markets. At the same time, it sells short the stocks of companies it believes are overvalued and will underperform the general market. The stocks purchased and sold short frequently have similar characteristics such as capitalization and industry, so that changes in price arising solely from general market movements may be expected to be offset by the long and short positions. Positive returns generally occur when the Portfolio's stock selection strategy establishes long positions which appreciate more than its short positions in a rising market and short positions which depreciate more than its long positions in a falling market.

In selecting stocks and short positions for the Portfolio, SSGA focuses upon a stock's current relative value and the company's future earnings potential. SSGA looks for the following to identify long and short positions for the Portfolio:

 . Valuations relative to book value, cash flow, sales and earnings . Changes in earnings estimate relative to the price
 .  Whether there is a consensus among analysts
 .  Changes in individual earnings estimates

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                                  Short Sales
Each of the Portfolios' strategies employ short sales to a significant degree. In a short sale, the Portfolio borrows securities from a broker and sells the borrowed securities. The proceeds of the sale are generally used to secure the Portfolio's obligation to the lending broker and are invested in liquid securities. Since the Portfolio is obligated to return the borrowed securities, the Portfolio will benefit from a short sale if the market price of the security sold short declines in value because the Portfolio would have to pay less to replace the borrowed security. The Portfolio will incur a loss if the security increases in price because the Portfolio would have to pay more to replace the borrowed security.
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                                       5

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Summary                                Multi-Strategy Market Neutral Investments
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Principal risks

An investment in the Portfolio involves specific risks relating to the nature of its investment strategies. You should invest in the Portfolio only if you are capable of bearing these risks.

Equity Securities. Although the Portfolio's strategies attempt to neutralize the effect of general trends in the equity markets, your investment in the Portfolio is subject to the risks associated with investing in equity securities generally. Equity securities, particularly common stocks, have historically generated higher average returns than fixed income securities but have also experienced significantly more volatility in those returns. You could lose money on your investment or the Portfolio might not perform as well as other investments if any of the following occurs:

 .  Equity markets drop in price, experience significant volatility, or perform poorly relative to fixed income investments
 .  An adverse event, such as an unfavorable earnings report, depresses the price of a particular company's stock or reduces trading liquidity
 . A subadvisor is incorrect about the attractiveness, value or potential appreciation or depreciation of a particular investment

Short Sales. Short sales are an integral part of each of the Portfolio's strategies. Short sales involve risks, including:

 . The Portfolio may incur a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Portfolio replaces the security

 . The Portfolio may be unable to repurchase the borrowed security at a particular time or at an acceptable price. When the Portfolio is short a security, the lender may terminate the loan at a time when the Portfolio is unable to borrow the same security from another lender. When this happens the Portfolio is required to close out its short position at the current market price
 .  Although the Portfolio's gain is limited to the amount received upon selling a security short, its potential loss is unlimited.
 . The Portfolio might be unable to implement these strategies because of the lack of attractive short sale opportunities

Merger Arbitrage. Generally, there may be a risk of insufficient merger arbitrage investment opportunities to implement this strategy in the event of a significant reduction in public company merger and acquisition activity. In addition to risks generally associated with equity securities and short sales, merger arbitrage involves the risk of loss in the event:

 . A proposed transaction is not completed, is negatively renegotiated or is delayed and the price of the target company's securities declines. This failure or delay may result from regulatory restrictions, negative competitive or financial developments, the inability to obtain shareholder approval, the absence of financing or other transaction contingencies.
   Because the market price of the target's securities will generally have risen significantly in response to the proposed transaction, the corresponding market decline may be substantial
 . In the event of the failure of a merger transaction or a significant delay in its completion, the price of the stock of the acquiring company, which the Portfolio has sold short, may increase significantly

Convertible Arbitrage. In addition to the risks associated with equity securities and short sales, convertible arbitrage also entails risk associated with fixed income securities. These risks include:

 .  If interest rates go up, the prices of fixed income securities tend to decline
 . The issuer of a security owned by the Portfolio may default on its obligation to pay principal and/or interest or its credit rating may be downgraded

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Summary                                Multi-Strategy Market Neutral Investments
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All strategies. Each of the strategies is based to some extent on historical correlations between the price movements of different securities. In some market conditions, these historical correlations may not reflect current market conditions and may cause a subadvisor's judgments about the attractiveness of particular securities or strategies to be incorrect. This may result in the Portfolio incurring a loss or the Portfolio's net asset value being more volatile than if these strategies were not used.

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Summary                                Multi-Strategy Market Neutral Investments
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Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio and is based upon estimated expenses for the Portfolio's current fiscal year.


Shareholder fees                                 None
(fees paid directly from your investment)

Maximum annual TRAK(R) fee                      1.50%


Annual Portfolio operating expenses
(expenses that are deducted from Portfolio assets)

    Management fees                             1.95%
    Administration                              0.20%
    Other expenses                              0.35%
                                                -----
Total annual Portfolio operating expenses       2.50%


Example

This is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:

 . You invest $10,000 in the Portfolio for the time periods indicated; . You redeem at the end of each period;
 . Your investment has a 5% return each year; and . The Portfolio's operating expenses remain the same.

Under these assumptions, your costs including the maximum annual TRAK(R) fee, would be:

After 1    After 3    After 5    After 10
 year       years      years      years

 $          $          $          $

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The Portfolio's Investments
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The Summary describes the Portfolio's investment objective and its principal investment strategies and risks. This section provides some additional information about the Portfolio's investments and certain investment management techniques the Portfolio may use. More information about the Portfolio's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI).

--------------------------------------------------------------------------------
Percentage Limits

Some Portfolio policies in this section and in the summary are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of the Portfolio's investments.
--------------------------------------------------------------------------------

Equity Investments. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations.

Convertible Securities. Convertible securities include debt obligations and preferred stock of an issuer which are convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

Foreign Securities. Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. The Portfolio may invest in foreign securities directly or in the form of depository receipts. The risk of foreign investment include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the Portfolio invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets.

Economic and monetary union (EMU) in Europe occurred on January 1, 1999, when 11 European countries adopted a single currency - the euro. The full conversion to the euro is being phased in over a three year period, during which time valuation, systems and other operational problems may occur in connection with the Portfolio's investments quoted in the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone. EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of the international markets.

Defensive investing The Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. The Portfolio's investment in these assets is managed by MMC.

Impact of high portfolio turnover The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

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The Manager
--------------------------------------------------------------------------------

The manager. The Consulting Group was established to match the investment needs of institutional investors and substantial individual investors with appropriate and well-qualified investment advisers. Since 1973, the Consulting Group has grown to become one of the nation's foremost organizations providing portfolio evaluation, asset allocation, market analysis and investment adviser selection services.

The subadvisors. The subadvisors are responsible for the day-to-day investment operations of the Portfolio in accordance with the Portfolio's investment objectives and policies. The name and address of each subadvisor, and the name and background of each portfolio manager, is included in the Summary. To find out how to obtain an SAI, please turn to the back cover of this prospectus.

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                            The Evaluation Process

The Consulting Group screens more than 3,000 registered investment advisory firms, tracks the performance of more than 700 firms on its comprehensive database and evaluates the strength and performance of advisory firms in Consulting Group programs each year. Throughout the evaluation, the Consulting Group focuses on a number of key issues:

 .  level of expertise
 .  relative performance and consistency of performance
 .  strict adherence to investment discipline or philosophy
 .  personnel, facility and financial strength
 .  quality of service and communication.
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The subadvisor selection process. The Consulting Group serves as the manager for the Portfolio. Subject to the review and approval of the Portfolio's trustees, the Consulting Group is responsible for selecting, supervising and evaluating subadvisors who manage the Portfolio's assets. The Consulting Group employs a rigorous evaluation process to select those subadvisors that have distinguished themselves through consistent and superior performance. The Consulting Group has retained Hedge Fund Research, Inc. to provide statistical and other factual information with respect to the Portfolio's subadvisors and potential subadvisors. For such services, the Consulting Group pays Hedge Fund Research, Inc. a fee equal on an annual basis to 0.10% of the Portfolio's average daily net assets.

The Consulting Group is also responsible for communicating performance expectations and evaluations to the subadvisors and ultimately recommending to the Board of Trustees whether a subadvisor's contract should be renewed. The Consulting Group provides written reports to the Trustees regarding the results of its evaluation and monitoring functions.

The Portfolio relies upon an exemptive order from the Securities and Exchange Commission which permits the manager to select new subadvisors or replace existing subadvisors without first obtaining shareholder approval for the change. The Trustees, including a majority of the "non-interested" Trustees, must continue to approve each new subadvisory contract. This allows the manager to act more quickly to change subadvisors when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Portfolio will provide investors with information about each new subadvisor and its subadvisory contract within 90 days of the engagement of a new subadvisor.

Management Fees. The Consulting Group receives fees from the Portfolio for its services at an annual rate of 1.95% of its average daily net assets. In turn, the Consulting Group pays the subadvisors a portion of this fee for their services. In addition, the Portfolio pays MMC a fee at an annual rate of 0.20% of the Portfolio's average daily net assets for administration services.

Possible Conflict of Interest. The advisory fee paid by each portfolio in the Trust to the manager and the portion of that advisory fee paid by the manager to each subadvisor varies depending upon the portfolio of the Trust selected. For this reason, the manager could retain a larger portion of the advisory fee by recommending certain portfolios in the Trust over other portfolios for asset allocation. You should consider this possible conflict of interest when evaluating the manager's asset allocation recommendation. The manager intends to comply with standards of fiduciary duty that require it to act solely in the best interest of a participant when making investment recommendations.

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Advisory Services
--------------------------------------------------------------------------------

Shares of the Portfolio are available to participants in advisory programs sponsored by Salomon Smith Barney, including the TRAK Personalized Investment Advisory Service, or other investment advisors approved by the Consulting Group. The advisory services provide investors with asset allocation recommendations, which are implemented through the Portfolio.

Advisory services generally include:
        .  evaluating the investor's investment objectives and time horizon
        .  analyzing the investor's risk tolerance
        . recommending an allocation of assets among the portfolios in the Trust
        . providing monitoring reports containing an analysis and evaluation of an investor's account and recommending any changes

While an advisory service makes a recommendation, the ultimate investment decision is normally up to the investor and not the provider of the advisory service.

Under an advisory service, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum fee for assets invested in the Trust under a Salomon Smith Barney advisory service is 1.50% of average quarter-end net assets. This fee may be reduced in certain circumstances. The fee under a Salmon Smith Barney advisory program may be paid either by redemption of shares of the Trust or by separate payment.

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Investment and Account Information
--------------------------------------------------------------------------------

Account Transactions

Purchase of Shares. You may purchase shares of the Portfolio if you are a participant in an advisory program sponsored by Salomon Smith Barney, including TRAK(R), or by investment advisers not affiliated with Salomon Smith Barney. Purchases of shares of the Portfolio must be made through a brokerage account maintained with Salomon Smith Barney or through a broker that clears securities transactions through Salomon Smith Barney (an introducing broker). You may establish a brokerage account with Salomon Smith Barney free of charge in order to purchase shares of the Portfolio.

        - The minimum initial aggregate investment in the TRAK program is $10,000. The minimum investment in the Portfolio is $100.
        - There is no minimum on additional investments.
        - The minimum initial aggregate investment in the Trust for employees of Salomon Smith Barney and members of their immediate families, and retirement accounts or plans for those persons, is $5,000.
        - The Portfolio may vary or waive the investment minimums at any time.
        - You may establish a Systematic Withdrawal/Investment Schedule. For more information, contact your Investment Professional or consult the SAI.

Shares of the Portfolio are sold at net asset value per share without imposition of a sales charge but will be subject to any applicable advisory program fee. All orders to purchase accepted by Salomon Smith Barney or the introducing broker before 4:00 p.m., Eastern time, will receive that day's share price. Orders accepted after 4:00 p.m. will receive the next day's share price. All purchase orders must be in good order. The Portfolio reserves the right to reject purchase orders or to stop offering its shares without notice. No order will be accepted unless Salomon Smith Barney has received and accepted an advisory agreement signed by the investor.

Payment for shares must be received by Salomon Smith Barney or the introducing broker within three business days after the order is placed. Salomon Smith Barney will effect the purchase of shares at the end of the third business day following receipt of the order (the settlement date). If your payment is received before the settlement date it will be held in your brokerage account or, if you request, in a Salomon Smith Barney money market fund until the settlement date. Salomon Smith Barney or its affiliates may benefit from temporary use of the funds and, if the funds are held in a money market account, may earn fees on the funds.

Redemption of Shares. You may sell shares of the Portfolio at net asset value on any day the New York Stock Exchange is open by contacting your broker. All redemption requests accepted by Salomon Smith Barney or an introducing broker before 4:00 p.m. Eastern time on any day will be executed at that day's share price. Orders accepted after 4:00 p.m. will be executed at the next day's price. All redemption orders must be in good form, which may require commonly required documentation to assure the safety of your account. If you discontinue your Salomon Smith Barney advisory service, you must redeem your shares in the Portfolio.

The Portfolio has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder's account at Salomon Smith Barney or at an introducing broker for up to seven days, as permitted by law. Redemption proceeds held in an investor's brokerage account generally will not earn any income and Salomon Smith Barney or the introducing broker may benefit from the use of temporarily uninvested funds. A shareholder who pays for shares of the Portfolio by personal check will be credited with the proceeds of a redemption of those shares after the purchaser's check has cleared, which may take up to 15 days or more.

Exchange of Shares. An investor that participants in an advisory program may exchange shares in the Portfolio for shares in any other portfolio in the Trust at net asset value without payment of an exchange fee. Be sure to consider the investment objectives and policies of any Portfolio into which you make an exchange. An exchange is a taxable transaction except for exchanges within a retirement account.

The Consulting Group may limit additional exchanges and/or purchases by a shareholder if it determines that the shareholder is pursuing a pattern of frequent exchanges. Excessive exchange transactions can adversely affect a Portfolio's performance, hurting the Portfolio's other shareholders. If the Consulting Group discovers a pattern of frequent exchanges, it will provide notice in writing or by telephone to the shareholder at least 15 days before suspending his or her exchange privilege. During the 15-day period the shareholder will be required either to redeem his or her shares in the Portfolio or establish an allocation which the shareholder expects to maintain for a significant period of time.

Accounts with Low Balances. If your account falls below $7,500 as a result of redemptions (and not because of performance or payment of the Salomon Smith Barney Advisory Service fees), Salomon Smith Barney or the introducing broker may ask you to increase the size of your account to $7,500 within thirty days. If you do not increase the account to $7,500, Salomon Smith Barney may redeem the shares in your account at net asset value and remit the proceeds to you. The proceeds will be deposited in your brokerage account unless you instruct otherwise.

Valuation of shares

The Portfolio offers its shares at their net asset value per share. The Portfolio calculates its net asset value once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Portfolio accelerates calculation of net asset value and transaction deadlines to the actual closing time.

The Portfolio generally values its fund securities based on market prices or quotations. The Portfolio's currency conversions, if any, are done when the London stock exchange closes. When market prices are not available, or when the Consulting Group believes they are unreliable or that the value of a security has been materially affected by events occurring after the securities or currency exchanges close, the Portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Portfolio's Board of Trustees. A mutual fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open, and trading may take place, on days when U.S. markets are closed. For this reason, the values of foreign securities owned by the Portfolio could change on days when shares of the Portfolio cannot be bought or sold.

Year 2000 issue

Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the Portfolio. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The Portfolio has been informed by its other service providers that they are taking similar measures. Although the Portfolio does not expect the Year 2000 issue to adversely affect it, the Portfolio cannot guarantee that the efforts of the Portfolio or its service providers to correct the problem will be successful.

Dividends and distributions

The Portfolio intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The

Portfolio declares and pays dividends, if any, from net investment income annually. The Portfolio declares and distributes realized net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the Portfolio unless the shareholder elects to receive them in cash.

The Portfolio expects distributions to be primarily from capital gains, a substantial portion of which may be short-term.

Taxes

--------------------------------------------------------------------------------------------------
 Transactions                                     Federal Tax Status
--------------------------------------------------------------------------------------------------
Sales or exchange of shares.        Usually capital gain or loss; long-term only
                                    if shares owned more than one year.
--------------------------------------------------------------------------------------------------
Distributions of long term capital gain.             Long-term capital gain.
--------------------------------------------------------------------------------------------------
Distributions of short term capital gain.            Ordinary income.
--------------------------------------------------------------------------------------------------
Dividends from net investment income.                Ordinary income.
--------------------------------------------------------------------------------------------------
Any of the above received by a retirement account    Not a taxable event.
--------------------------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the Portfolio is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Every January, you will receive a Form 1099 indicating your dividends and distributions for the prior year, which are taxable as described above even if reinvested, and your redemptions during that year. If you do not provide the Portfolio with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 31% of the Portfolio's distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Portfolio.

As noted above, investors, out of their own assets, will pay an advisory service fee. For most investors who are individuals, this fee will be treated as a "miscellaneous itemized deduction" for federal income tax purposes. Under current federal income tax law, an individual's miscellaneous itemized deductions for any taxable year will be allowed as a deduction only to the extent the aggregate of these deductions exceeds 2% of adjusted gross income. Such deductions are also subject to the general limitation on itemized deductions for individuals having, in 1999, adjusted gross income in excess of $[126,600]($[63,300] for married individuals filing separately).

--------------------------------------------------------------------------------
                             For More Information
--------------------------------------------------------------------------------

If you want more information about the Portfolio or the other portfolios that comprise the Trust, the following resources are available upon request.

Annual and Semiannual Reports

Additional information about the Portfolio's investments will be available in the Portfolios' annual and semiannual reports to shareholders. The Portfolio's annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

Investment Professional

The investor's financial consultant is available to answer questions about the Portfolio or the investor's overall asset allocation program.

Investment Company Act File No. 811-xxxx

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the Portfolio by contacting their financial consultant, or the Consulting Group at:

        The Consulting Group
        222 Delaware Avenue
        Wilmington, Delaware 19801

        Telephone: 1-800-xxx-xxxx
        Email:    xxxxxxxx@xxxx.com
        Internet:  http://xxxxxxxxxx.com

Investors can review the Portfolio's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies for free from the Commission's Internet website at: http://www.sec.gov, or for a fee by calling or writing to:

        Public Reference Room of the Commission
        Washington, D.C. 20549-6009
        Telephone:  1-800-SEC-0330


================================================================================

If someone makes a statement about the Portfolio that is not in this prospectus, you should not rely upon that information. Neither the Portfolio nor the distributor is offering to sell shares of the Portfolio to any person to whom the Portfolio may not lawfully sell such shares.

PART B



STATEMENT OF ADDITIONAL INFORMATION

CONSULTING GROUP CAPITAL MARKETS FUNDS
MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

March 31, 1999

222 Delaware Avenue - Wilmington, Delaware 19801 -
(212) 816-8725

	This Statement of Additional Information ("SAI") supplements the information contained in the current prospectus of Multi-Strategy
Market Neutral Investments, a separate series of the Consulting Group Capital Markets Funds (the "Trust"), dated March 31, 1999, and should be read in conjunction with the prospectus. The prospectus may be obtained by contacting your Financial Consultant or by writing or calling the Trust at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

CONTENTS

Objectives and Policies of the
Portfolio

Certain Securities, Investment
Techniques and Risk Factors

Management of the trust

Purchase of Shares

Redemption of Shares

Redemption in Kind

Net Asset Value

Determination of Performance

Taxes

Custodian and Transfer Agent

Financial Statements



OBJECTIVES AND POLICIES OF THE PORTFOLIO

	The prospectus discusses the investment objective of Multi-Strategy Market Neutral Investments (the "Portfolio") and the principal policies employed to achieve that objective. This SAI sets out supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and strategies that the Portfolio may utilize and certain risks associated with those investments, policies and strategies.



CERTAIN SECURITIES, INVESTMENT TECHNIQUES AND RISK FACTORS

Short Sales.	The Portfolio will seek to neutralize the exposure of
its long equity positions to general equity market risk and to realize additional gains through the use of short sales (selling a security it does not own) in anticipation of a decline in the value of the security sold short relative to the long positions held by the Portfolio. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Portfolio's custodian in a special custody account) until the short position is closed out, to the extent necessary to meet margin requirements. The Portfolio also will incur transaction costs in effecting short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Portfolio over the price at which it was sold short will result in a loss to the Portfolio, and there can be no assurance that the Portfolio will be able to close out the position at any particular time or at an acceptable price.

EQUITY SECURITIES

Common Stocks. The Portfolio may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Convertible Securities. The Portfolio invests in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividends yields than non-convertible securities of similar quality.
As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the senior to common stock in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

Warrants. The Portfolio may purchase warrants. Warrants acquired by the Portfolio entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risk as stocks, but may be more volatile in price. The Portfolio's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs. The Portfolio may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs invloves risk similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not deiversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Foreign Securities. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Substantially less information may be available about foreign companies, particularly emerging market country companies, than about domestic companies and, even when public information about such companies is available, it may be less reliable than information concerning U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards and such standards may differ, in some cases significantly, from standards in other countries, including the United States. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

ADRs, EDRs and GDRs. The Portfolio may also purchase ADRs, EDRs and GDRs or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A fund may invest in ADRs through both sponsored and unsponsored arrangements.

Fixed Income Securities. The market value of fixed income obligations of the Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolio. The market value of the obligations held by a Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Portfolio's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Non-Publicly Traded Securities. The Portfolio may invest in non-publicly traded securities, which may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.


Currency Exchange Rates. The Portfolio's share value may change significantly when the currencies, other than the U.S. dollar, in which the Portfolio's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Forward Currency Contracts. The Portfolio may invest in securities quoted or denominated in foreign currencies, may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Portfolio's securities are or may be quoted or denominated. Forward currency contracts are agreements to exchange one currency for another # for example, to exchange a certain amount of U.S. dollars for a certain amount of French francs at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time that the Portfolio enters into the contract. To assure that the Portfolio's forward currency contracts are not used to achieve investment leverage, the Portfolio will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these contracts.

	Forward currency contracts (i) are traded in an interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. The Portfolio, however, may enter into forward currency contracts containing either or both deposit requirements and commissions.

	At or before the maturity of a forward currency contract, the Portfolio may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

	In hedging specific portfolio positions, a Portfolio may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Portfolio's subadvisor. The amount the Portfolio may invest in forward currency contracts is limited to the amount of the Portfolio's aggregate investments in foreign currencies. Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of a Portfolio to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance that an active forward currency contract market will always exist. These factors will restrict the Portfolio's ability to hedge against the risk of devaluation of currencies in which the Portfolio holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, although forward currency contracts limit the risk of loss owing to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of the Portfolio's subadvisor to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

Purchasing Put and Call Options on Securities. The Portfolio may purchase put options on securities owned by the Portfolio and on securities which the Portfolio may acquire in the future. The Portfolio may purchase only put options that are traded on a regulated exchange. By buying a put, the Portfolio limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Portfolio may purchase call options on a security it intends to purchase in the future to avoid the additional cost that would result from a substantial increase in the market price of the security. Prior to their expiration, put and call options may be sold in closing sale transactions (sales by the Portfolio, prior to the exercise of options it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Stock Index Options. The Portfolio may purchase and write put and call options on domestic and foreign stock indexes to hedge against risks of market-wide price movements affecting that portion of its assets invested in the country whose stocks are subject to the hedge. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Examples of domestic stock indexes are the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index, and examples of foreign stock indexes are the Canadian Market Portfolio Index (Montreal Stock Exchange), the Financial Times--Stock Exchange 100 (International Stock Exchange) and the Toronto Stock Exchange Composite 300 (Toronto Stock Exchange). Options on stock indexes are similar to options on securities. Because no underlying security can be delivered, however, the option represents the holder's right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.
Options on foreign stock indexes are similar to options on domestic stock indexes. Like domestic stock index options, foreign stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. Unlike domestic stock index options, foreign stock index options carry risks associated with investing in foreign securities, as described above. The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Portfolio's stock investments and the sensitivity of its stock investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Portfolio's securities investments correlate with price movements in the stock index selected. In addition, successful use by the Portfolio of options will be subject to the ability of the Portfolio's subadvisor to predict correctly movements in the direction of the underlying index.

	When the Portfolio writes an option on a stock index, it will establish a segregated account with the Portfolio's custodian, or with a foreign subcustodian with which the Portfolio will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option, and will maintain the account while the option is open.

Futures Contracts and Related Options. The Portfolio may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the manager that such contracts are necessary or appropriate in the management of the Portfolio's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities the Portfolio intends to purchase.

	The Portfolio will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Portfolio's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into. All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will not exceed the sum of cash, short-term U.S. debt obligations or other high quality obligations set aside for this purpose.

	The Portfolio may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Portfolio's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a subadvisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Portfolio may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

	The Portfolio will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain "margin" as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Portfolio. Futures and options positions are marked to the market daily and the Portfolio may be required to make subsequent "variation" margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the Portfolio.

Options on Securities. The Portfolio may purchase put and call options on securities owned by the Portfolio and on securities which the Portfolio may acquire in the future. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Portfolio expects to purchase not only call or put options issued by the Clearing Corporation, but also options in the domestic and foreign over-the-counter markets. When the Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the Portfolio initially paid for the original option plus the related transaction costs.

	Although the Portfolio generally will purchase only those options for which its subadvisor believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered inadequate certain of the facilities of the Clearing
Corporation and securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options.

	Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Portfolio and other clients of their respective subadvisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since
1987). Some U.S. Government Securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

	U.S. Government Securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. Government Securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government Securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government Securities that make regular payments of interest. The Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations, in which case the Portfolio will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. Government Securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Repurchase Agreements. The Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The Portfolio may enter into repurchase agreements with respect to U.S. Government Securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the board of trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Portfolio's subadvisor, acting under the supervision of the board of trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Portfolio enters into repurchase agreements. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by the Portfolio, exceeds 10% of the Portfolio's total assets. In entering into a repurchase agreement, a Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Borrowing. Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than otherwise would be the case.

Lending Portfolio Securities. Consistent with applicable regulatory requirements, the Portfolio, may lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Salomon Smith Barney unless the Portfolio has applied for and received specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Portfolio's loan of securities will be collateralized by cash, letters of credit or U.S. Government Securities. The Portfolio will maintain the collateral in an amount at least equal to the current market value of the loaned securities. From time to time, the Portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and is acting as a "finder." The Portfolio will comply with the following conditions whenever it loans securities: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the trust's Board of Trustees must terminate the loan and regain the right to vote the securities.

Rule 144A Securities. The Portfolio may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Particular Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's 15% limitation on the purchase of illiquid securities, unless the trust's board of trustees determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The board of trustees has instructed the Portfolio's subadvisors to determine and monitor on a daily basis the liquidity of Rule 144A Securities, although the board of trustees will retain responsibility for any determination regarding liquidity.

Temporary Investments. For temporary defensive purposes during periods when a subadvisor of the Portfolio, in consultation with the manager, that pursuing the Portfolio's basic investment strategy may be inconsistent with the best interests of its shareholders, the Portfolio may invest its assets in the following money market instruments: U.S. Government Securities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit and bankers' acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. The Portfolio's U.S. dollar-denominated temporary investments are managed by MMC. The Portfolio also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. The Portfolio's investment in any other short-term debt instruments would be subject to the Portfolio's investment objectives and policies, and to approval by the trust's board of trustees.



INVESTMENT RESTRICTIONS

	The investment restrictions numbered 1 through 7 below have been adopted by the trust as fundamental policies of the Portfolio. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares present at the Portfolio meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. Investment restrictions 8 through 13 may be changed by a vote of a majority of the board of trustees at any time.

Under the Investment Restrictions Adopted by the Portfolio:

	1.	The Portfolio will not deviate from the definition of a
"diversified company" as defined in the 1940 Act and rules thereunder.

	2.	The Portfolio will not invest more than 25% of its total
assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	3.	The Portfolio will not borrow money, except that (a) the
Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and (b) the Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, short sales, forward roll transactions and similar investment strategies and techniques.

	4.	The Portfolio will not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which a Portfolio may invest consistent with its investment objectives and policies
(including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.

	5.	The Portfolio will not purchase any securities on margin
(except for such short-term credits as are necessary for the clearance of purchases and sales of Portfolio securities). For purposes of this restriction, the deposit or payment by a Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	6.	The Portfolio will not purchase or sell real estate, real
estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Portfolio from (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

	7.	The Portfolio will not engage in the business of underwriting securities issued by other persons, except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of Portfolio securities.

	8.	The Portfolio will not invest in oil, gas or other mineral
leases or exploration or development programs.

	9.	The Portfolio will not make investments for the purpose of
exercising control of management.

	10.	The Portfolio will not purchase any security if as a result
(unless the security is acquired pursuant to a plan of reorganization or an offer of exchange) the Portfolio would own any securities of a registered open-end investment company or more than 3% of the total outstanding voting stock of any registered closed-end investment company or more than 5% of the value of the Portfolio's total assets would be invested in securities of any one or more registered closed-end investment companies.

	11.	The Portfolio will not purchase any security if as a result
the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

	12.	The Portfolio will not purchase or retain securities of any
company if, to the knowledge of the trust, any of the trust's officers or trustees, or any officer or director of the Consulting Group (the "manager" or the "Consulting Group") or the subadvisor(s) individually owns more than 1/2 of 1% of the outstanding securities of the company and together they own beneficially more than 5% of the securities.

	13.	The Portfolio will not invest in excess of 5% of the value
of its net assets in warrants, valued at the lower of cost or market value. Included within this amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.

PORTFOLIO TRANSACTIONS

	Decisions to buy and sell securities for the Portfolio are made by the subadvisor(s), subject to the overall review of the manager and the board of trustees. Although investment decisions for the Portfolio are made independently from those of the other accounts managed by an subadvisor, investments of the type that the Portfolio may make also may be made by those other accounts. When the Portfolio and one or more other accounts managed by an subadvisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the subadvisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

	Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities generally are purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

	In selecting brokers or dealers to execute securities transactions on behalf of the Portfolio, its subadvisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the subadvisor will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement between the trust and the subadvisor authorizes the subadvisor, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Portfolio and/or other accounts over which the subadvisor or its affiliates exercise investment discretion. The fees under the investment management agreement and the subadvisory agreements, respectively, are not reduced by reason of the Portfolio's subadvisors receiving brokerage and research services. The board of trustees of the trust will periodically review the commissions paid by the Portfolio to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Portfolio. Over-the-counter purchases and sales by the Portfolio are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

	To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the board of trustees has determined that transactions for the Portfolio may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of the subadvisor, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate. The Portfolio will not purchase any security, including U.S. Government Securities or Obligations, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC.

	The Portfolio may use Salomon Smith Barney and other affiliated broker-dealers as a commodities broker in connection with entering into futures contracts and options on futures contracts if, in the judgment of the subadvisor, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Portfolio a fair and reasonable rate. Salomon Smith Barney has agreed to charge the Portfolio commodity commissions at rates comparable to those charged by Salomon Smith Barney to its most favored clients for comparable trades in comparable accounts.

Brokerage Commissions Paid to Salomon Smith Barney

	Portfolio Turnover

	A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Under certain market conditions, the Portfolio authorized to engage in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by the Portfolio (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Portfolio's securities that are included in the computation of turnover were replaced once during a period of one year.

	Certain practices that may be employed by the Portfolio could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what an subadvisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of the Portfolio's shares as well as by requirements that enable the Portfolio to receive favorable tax treatment.

	In addition, the Portfolio's use of merger arbitrage may result in high portfolio turnover rates because of the relatively short period of time that elapses between the announcement of a reorganization and its completion or termination. The majority of mergers and acquisitions are consummated in less than six months while tender offers are normally completed in less than two months. Such short-term trading involves increased brokerage commissions which expense is ultimately bore by the shareholder.


MANAGEMENT OF THE TRUST

Trustees and Officers of the Trust

	The trustees and executive officers of the trust, together with information as to their principal business occupations, are set forth below. The executive officers of the trust are employees of organizations that provide services to the Portfolio. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. As of the date of this SAI and the prospectus, the trustees and officers of the trust as a group did not own any of the outstanding shares of the Portfolio.

	Walter E. Auch, trustee (Age 77). Consultant to companies in the financial services industry; Director of Pimco Advisers L.P.; Brinson Partners; Nicholas-Applegate (each a registered investment adviser); Legend Properties, a real estate management company; Banyan Realty trust; and Banyan Land Fund II. His address is 6001 N. 62nd Place, Paradise Valley, Arizona 85253.

	Martin Brody, trustee (Age 77). Private Investor; His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

	Armon E. Kamesar, trustee (Age 71). Chairman of the Board of TEC, an international organization of Chief Executive Officers; Trustee, U.S. Bankruptcy Court. His address is 7328 Country Club Drive, La
Jolla, California 92037.

	Stephen E. Kaufman, Trustee (Age 65). Attorney. His address is 277 Park Avenue, New York, New York 10172.

	*Heath B. McLendon, Trustee and Chairman of the Board (Age 65). Managing Director of Salomon Smith Barney and Chairman of the Board of Salomon Smith Barney Strategy Advisers Inc. and Director and President of Mutual Management Corp. ("MMC") and Travelers Investment Adviser, Inc. ("TIA"); Mr. McLendon serves on the Board of 58 investment companies associated with Salomon Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

	Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Salomon Smith Barney; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of other investment companies associated with Salomon Smith Barney. His address is 388 Greenwich Street, New York, New York 10013.

	Frank L. Campanale, Investment Officer (Age 46). President and Chief Executive Officer of Salomon Smith Barney's Consulting Group. Prior to 1996, National Sales Director for Consulting Group. His address is 222 Delaware Avenue, Wilmington, Delaware 19801.

	LeRoy T. Pease, CFA, Investment Officer (Age 40). Vice President of Salomon Smith Barney Consulting Group. Prior to 1996, Chief
Investment Officer of EMT Group and manager for Investment Strategy for Bell Atlantic, Philadelphia, Pennsylvania. His address is 222 Delaware Avenue, Wilmington, Delaware 19801.

	Christina T. Sydor, Secretary (Age 47). Managing Director of Salomon Smith Barney; General Counsel and Secretary of MMC and TIA. Ms. Sydor serves as Secretary of other investment companies associated with Salomon Smith Barney. Her address is 388 Greenwich Street, New York New York 10013.

	Irving David, Controller (Age 38). Director of Salomon Smith Barney and Controller of other investment companies associated with Salomon Smith Barney. Prior to March, 1994, Assistant Treasurer of First Investment Management Company. His address is 388 Greenwich Street, New York New York 10013.

	As of March    , 1999, the trustees and officers as a group
owned less than 1% of the outstanding common stock of the trust.  As of
March    , 1999, the following shareholders own of record or
beneficially 5% or more of shares of the Portfolio of the trust:

Remuneration

	No director, officer or employee of Salomon Smith Barney, MMC or any of their affiliates will receive any compensation from the trust for serving as an officer or trustee of the trust. The trust pays each trustee who is not a director, officer or employee of Salomon Smith Barney, the manager, any subadvisor, MMC or any of their affiliates a fee of $32,000 per annum plus $1,000 per meeting attended. The trust reimburses the trustees for travel and out-of-pocket expenses to attend meetings of the board. For the fiscal year ended August 31, 1998, such fees and expenses totaled $34,163.

	For the fiscal year ended August 31, 1998, the trustees of the trust were paid the following compensation:






Name




Aggregate
Compensation

Pension or
Retirement
Benefits
Accrued as
Expense of
the trust


Total
Compensation
From Fund
Complex


Total
Number
of Funds
Served In
Complex

Heath B. McLendon*
None
None
None
58

Walter Auch
$28,000
None
$42,464
2

Martin Brody
28,000
None
119,814
19

Armon E. Kamesar
29,200
None
42,364
2

Stephen E. Kaufman
29,200
None
91,964
13

Manager; Subadvisors; Administrator

	The manager serves as investment manager to the trust pursuant to an investment management agreement ("Management Agreement"). Each subadvisor serves as investment subadvisor to the Portfolio pursuant to separate written agreements with the Portfolio ("Advisory Agreements"), MMC serves as administrator to the Portfolio pursuant to a written agreement ("Administration Agreement"). The Management Agreement was most recently approved by the board of trustees, including a majority of the trustees who are not "interested persons" of the trust, the manager, or the subadvisors, on June 18, 1998. The Administration Agreement was most recently approved by the trust's board of trustees, including a majority of the disinterested trustees, on June 18, 1998.

	The Portfolio bears its own expenses, which generally include all costs not specifically borne by the manager, the subadvisors, and MMC. Included among the Portfolio's expenses are: costs incurred in connection with the Portfolio's organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing service; the costs of regulatory compliance; and costs associated with maintaining the trust's legal existence and shareholder relations. As administrator, MMC generally oversees all aspects of the trust's administration and operations including furnishing the trust with statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the trust, prepares reports to the trust's shareholders and prepares tax returns, reports to and filings with the SEC and state blue sky authorities. The Portfolio pays MMC a fee for these services that is computed daily and paid monthly at the annual rate of 0.20% of the value of the Portfolio's average daily net assets.

	The manager has agreed to waive a portion of the fees otherwise payable to it by the Portfolio so that the manager would retain, as its annual management fee, no more than 0.30% of the Portfolio's average daily net assets.


	MMC was incorporated on March 12, 1968 under the laws of Delaware and is a registered investment adviser. MMC renders investment advice to investment companies hat had aggregate assets under management as of September 30, 1998 in excess of $108 billion. The Consulting Group, a division of MMC, has extensive experience in providing investment subadvisor selection services. The Consulting Group, through its predecessors, was established in 1973 with the primary objective of matching the investment needs of institutional and individual clients with appropriate and qualified money management organizations throughout the nation. In 1989, the Consulting Services Division was restructured and its research and investment advisory evaluation services functions were segregated and named the Consulting Group. The Consulting Group's analysts, in the aggregate, have many years of experience performing asset manager searches for institutional and individual clients. These analysts rely on the manager's comprehensive database of money management firms, through which the manager tracks the historic and ongoing performance of over 800 of the more than 16,000 registered investment subadvisors, and over 300 on-sight evaluation visits annually to subadvisors. As of September 30, 1998, the Consulting Group provided services with respect to over $150.4 billion in client assets representing more than 408,106 separate accounts under a variety of programs designed for individual and institutional investors.

	The manager and the subadvisors each pays the salaries of all officers and employees who are employed by it and the trust, and the manager maintains office facilities for the trust. The manager and the subadvisors bear all expenses in connection with the performance of their respective services under the Management Agreement, the Advisory Agreements, and the Administration Agreement.

	As noted in the prospectus, subject to the supervision and direction of the manager and, ultimately, the board of trustees, each subadvisor manages the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolio and places orders to purchase and sell securities on behalf of the Portfolio.

	Subject to the supervision and direction of the Board of Trustees, the manager provides to the trust investment management evaluation services principally by performing initial due diligence on prospective subadvisors for the Portfolio and thereafter monitoring subadvisors' performance through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with subadvisors. In evaluation prospective subadvisors, the manager considers, among other factors, each subadvisor's level of expertise; relative performance and consistency of performance over a minimum period of five years; level of adherence to invest discipline or philosophy personnel facilities and financial strength; and quality of service and client communications. The manager has responsibility for communicating performance expectations and evaluations to subadvisors and ultimately recommending to the Board of Trustees whether subadvisors contracts should be renewed, modified or terminated. The manager provides written reports to the Board of Trustees regarding the results of its elevations and monitoring functions. The manager is also responsible for conducting all operations of the trust except those operations contracted to the subadvisor, custodian, transfer agent or adminstrator.

	Investors should be aware that the manager be subject to a conflict of interest when making decisions regarding the retention and compensation of particular subadvisors. However, the manager's decisions, including the identity of the subadvisor and the specific amount of the manager's compensation to be paid to the subadvisor and the specific amount of the manager's compensation to be paid to the subadvisor, are subject to review and approval by a majority of the Board of Trustees and separately by a majority of the Trustees who are not affiliated with the manager or any of its affiliates.

	Investors should also be aware that through Smith Barney Advisory Services the Consulting Group serves as investment adviser to each participant in such service and receives a fee from each participant that does not vary based on the portfolios of the trust recommended for the participant's investments. At the same time, the Consulting Group serves as the trust's manager with responsibility for identifying, retaining, supervising and compensating each portfolio's subadvisor and receives a fee from each portfolio of the trust. The portion of such fee that is retained by the manager varies based on the portfolio involved. Consequently, the Consulting Group, when making asset allocation recommendations for participants in Smith Barney Advisory Services, may be presented with a conflict of interest as to the specific portfolios of the trust recommended for investment. The Consulting Group, however, is subject to and intends to comply fully with standards of fiduciary duty that require that it act solely in the best interest of the participant when making investment recommendations.

	The trust has received an exemption (the "Exemption") from certain provisions of the 1940 Act which would otherwise require the manager to obtain formal shareholder approval prior to engaging and enetering into investment advisory agreements with subadvisors. The Exemption is based on among other things: (1) the manager will select, monitor, evaluate and allocated assets to, subadvisor and ensure that the subadvisors comply with the Portfolio's investment objective, policies and restrictions; (2) shares of the portfolio relying on the Exemption will not be subject to any sales loads or redemption fees or other charges for redeeming shares; (3) the trust will provide to shareholders certain information about a new subadvisor and its investment advisory contract within 90 days of the engagement of new subadvisor; (4) the trust will disclose in its prospectus the terms of the Exemption; and (5) the Trustees, including a majority of the "non-interested" Trustees, must approve each investment advisory contract in the manner required under the 1940 Act. Any changes to the Management Agreement between the trust and the manager still require shareholder approval.

YEAR 2000.

	The investment management services provided to the trust by the manager and the services provided to shareholders by Salomon Smith Barneye depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the operations, including the handling of securities trades, pricing and account services. The manager and Salomon Smith Barney have advised the trust that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the manger has been advised by the trust's custodian, tranfer agent and accoutning service agent that they are also in the process of modifying their system with the same goal.
There can, however, be no assurance that the manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair funds at that time.


Counsel and Auditors

	Willkie Farr & Gallagher serves as counsel to the trust. Stroock & Stroock & Lavan LLP serves as counsel to the trustees who are not interested persons of the trust.

	KPMG LLP, 345 Park Avenue, New York, New York 10154, currently serve as the independent auditors of the trust and rendered an opinion on the trust's most recent financial statements and financial highlights.

Organization of the Trust

	 The trust has been organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 12, 1991, as amended from time to time (the "Trust Agreement").

	In the interest of economy and convenience, certificates representing shares in the trust are not physically issued. PNC Bank, N.A., the trust's custodian, maintains a record of each shareholder's ownership of trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of trustees can elect all trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a trust-wide basis, except with respect to continuation of the Advisory Agreements, in which case shareholders vote by the Portfolio.

	Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or a trustee. The Trust Agreement provides for indemnification from the trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the trust would be unable to meet its obligations, a possibility that the trust's management believes is remote. Upon payment of any liability incurred by the trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the trust. The trustees intend to conduct the operations of the trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the trust.

PURCHASE OF SHARES

	Purchases of shares of the Portfolio through an Advisory Service must be made through a brokerage account maintained with Salomon Smith Barney. Payment for Portfolio shares must be made by check directly to Salomon Smith Barney or to a broker that clears securities transactions through Salomon Smith Barney. No brokerage account or inactivity fee is charged in connection with a brokerage account through which an investor purchases shares of a Portfolio.

	Shares of the Portfolio are available to participants in Advisory Services and are generally designed to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of choices available. Advisory Services generally provide investment advice in connection with investments among the Portfolios of the Trust by identifying the investor's risk tolerances and investment objectives through evaluation of an investment questionnaire; identifying and recommending in writing an appropriate allocation of assets among the Portfolios that conform to those tolerances and objectives in a written recommendation; and providing on a periodic basis, a written monitoring report to the investor containing an analysis and evaluation of an investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. Usually under an Advisory Service, all investment decisions ultimately rest with the investor and investment discretion is not given to the investment adviser. Shares of the Portfolio may be sold to clients of Salomon Smith Barney, Inc. or its affiliates that are not participants in an Advisory Program.

	The TRAK(r) Personalized Investment Advisory Service ("TRAK") sponsored by Salomon Smith Barney is one such advisory service. Under the TRAK program the Consulting Group in its capacity as investment adviser to participants in TRAK generally directly provides to investors asset allocation recommendations and related services with respect to the Portfolios based on an evaluation of an investor's investment objective and risk tolerances. Shares of the Portfolio are offered for purchase and redemption at their respective net asset value next determined, without imposition of any initial or contingent deferred sales charge except that the Consulting Group is paid directly by the investors purchasing Portfolio shares based on the recommendation of investment subadvisors other than the Consulting Group, or who contract with the Consulting Group for services other than those described above, pay, in lieu of TRAK charges, different fees for different levels of services as agreed upon with their investment advisers.

REDEMPTION OF SHARES

	Detailed information on how to redeem shares of the Portfolio is included in the prospectus. The right of redemption of shares of the Portfolio may be suspended or the date of payment postponed (i) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Portfolio's investments or determination of its net asset value not reasonably practicable or
(iii) for such other periods as the SEC by order may permit for the protection of the Portfolio's shareholders.

REDEMPTIONS IN KIND

	If the board of trustees determines that it would be detrimental to the best interests of the Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

NET ASSET VALUE

	The Portfolio's net asset value per share is calculated by MMC on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's
Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday.
On those days, securities held by the Portfolio may nevertheless be actively traded and the value of the Portfolio's shares could be significantly affected.

	Net asset value per share is determined the Portfolio as of the close of trading on the NYSE and is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding. Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating the Portfolio's net asset value at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined by consideration of other factors by or under the direction of the board of trustees. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange or, if no sales occurred during the day, these investments are quoted at the mean between the current bid and ask prices. A security that is listed or traded on more than one exchange is valued for purposes of calculating the Portfolio's net asset value at the quotation on the exchange determined to be the primary market for the security. Debt securities of U.S. issuers (other than U.S. Government Securities and short-term investments) are valued by MMC after consultation with an independent pricing service. When, in the judgment of the pricing service, quoted bid prices are available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and ask prices. Investments for which no readily obtainable market quotations are available, in the judgment of the pricing service, are carried at fair value as determined by the pricing service. The procedures of the pricing service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the board of trustees.
An option that is written by the Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the board of trustees.

	All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by a recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by the board of trustees. In carrying out the board's valuation policies, MMC may consult with an independent pricing service retained by the trust.

	The valuation of the securities held by the Portfolio in U.S. dollar-denominated securities with less than 60 days to maturity are based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the Portfolio would receive if it sold the instrument.

DETERMINATION OF PERFORMANCE

	From time to time, the trust may quote a Portfolio's total return in advertisements or in reports and other communications to shareholders.

Average Annual Total Return

	From time to time, the Trust may advertise the Portfolio's "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the ending date of the measuring period and is reduced by the maximum Smith Barney Advisory Service fee during the measuring period. The figure reflects changes in the price of the Portfolio's shares and assumes that any income, dividends and/or capital gains distributions made by the Portfolio during the period are reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Portfolio's operations or on a year-by-year basis). When considering average total return figures for periods longer than one year, investors should note that a Portfolio's annual total return for any one year in the period might return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share price, the effect of the maximum Salomon Smith Barney Advisory Service fee during the period and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

	It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information describes the method used to determine the Portfolio's yield and total return. Shareholders may make inquiries regarding the Portfolio, including current yield quotations or total return figures, to his or her Financial Consultant.

	In reports or other communications to shareholders or in advertising material, the Portfolio may quote total figures that do not reflect Smith Barney Advisory Service fees (provided that these figures are accompanied by standardized total return figures calculated as described above), as well as compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual; funds or with other appropriate indices of investment securities, such as the Salomon Brothers World Government Bond Index, Lehman Brothers Government Bond Index and Lehman Brothers Mortgage-Backed Securities Index. The performance information also may include evaluations of the Portfolio published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investor's Daily, Kiplinger's Personal finance Magazine, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

	The Portfolio's average annual total return figures described in the prospectus are computed according to a formula prescribed by the SEC, expressed as follows:

P(1+T)n = ERV

Where:
	P=	a hypothetical initial payment of $1,000
T=	average annual total return, including the effect of
the maximum annual fee for participation in TRAK.
	n=	number of years
ERV=	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period
(or fractional portion thereof), assuming reinvestment of all dividends and distributions and the effect of the maximum annual fee for participation in TRAK.

	The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the Portfolio.

	The Portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the Portfolio. Consequently, the given performance quotations should not be considered as representative of the Portfolio's performance for any specified period in the future.

	The Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Portfolio with certain bank deposits or other investments that pay a fixed yield for a stated period of time.
Investors comparing a Portfolio's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

	Comparative performance information may be used from time to time in advertising the Portfolios' shares, including data from Lipper
Analytical Services, Inc., Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and other industry publications.

TAXES

	The Portfolio intends to continue to qualify in each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that a Portfolio (i) is a regulated investment company and (ii) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax exempt interest income (reduced by certain expenses), it will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.

	As described above and in the prospectus, the Portfolio may invest in certain types of warrants, foreign currencies, forward contracts, options and futures contracts. The Portfolio anticipates that these investment activities will not prevent them from qualifying as regulated investment companies.

	The Portfolio's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (ii) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes that are described above and in the prospectus. The Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

	As a general rule, the Portfolio's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Portfolio has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Portfolio shares will be a long-term capital gain or loss if the shareholder has held his or her Portfolio shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Portfolio shares for one year or less. Gains on shares held for more than 18 months will be eligible for the reduced 20% maximum capital gains tax rate.

	The Portfolio expects to realize a significant amount of net long-term capital gains that will be distributed as described in the prospectus. Distributions of net realized long-term capital gains ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed to the shareholders after the close of the Portfolio's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share held for six months or less, then any loss, to the extent of the capital gain dividend, shall be treated as a long-term capital loss.

	Each shareholder will receive after the close of the calendar year an annual statement as to the federal income tax status of his or her dividends and distributions for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. Each shareholder will also receive, if appropriate, various written notices after the close of the Portfolio's prior taxable year as to the federal income tax status of his or her Portfolio during the Portfolio's prior taxable year. Shareholders should consult their tax subadvisors as to any state and local taxes that may apply to these dividends and distributions.
If a Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to the stock, these dividends shall be included in the Portfolio's gross income as of the later of (i) the date the stock became ex-dividend with respect to the dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (ii) the date the Portfolio acquired the stock. Accordingly, in order to satisfy its income distribution requirements, a Portfolio may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

	Investors considering buying shares of the Portfolio on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the forthcoming dividend or distribution payment will be a taxable dividend or distribution payment.

	If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (i) taxable dividends and distributions and (ii) the proceeds of any redemptions of Portfolio shares. An individual's taxpayer identification number is his or her social security number. The 31% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

	The foregoing is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax subadvisors with specific reference to their own tax situations, including the effects of the Tax Relief Act of 1997 and their state and local tax liabilities.

CUSTODIAN AND TRANSFER AGENT

	PNC Bank National Association ("PNC") serves as the custodian for the Portfolio. The assets of the Portfolio are held under bank custodianship in accordance with the 1940 Act. Under their custody agreements with the trust, PNC is authorized to establish separate accounts for foreign securities owned by the Portfolio to be held with foreign branches of U.S. banks as well as certain foreign banks and securities depositories as sub-custodians of assets owned by the Portfolios. For its custody services, PNC receives monthly fees charged to the Portfolio based upon the month-end, aggregate net asset value of the Portfolio plus certain charges for securities transactions. PNC is also reimbursed by the Portfolio for out-of-pocket expenses including the costs of any foreign and domestic sub-custodians.

	First Data Investors Services Group Inc., ("First Data"), a subsidiary of First Data Corporation, serves as the trust's transfer agent. For its services as transfer agent, First Data receives fees charged to the Portfolio at an annual rate based upon the number of shareholder accounts maintained during the year. First Data is also reimbursed by the Portfolio for out-of-pocket expenses.

FINANCIAL STATEMENTS

	The trust's Annual Report for the year ended August 31, 1998, was previously sent to all shareholders and is incorporated into this SAI by reference.



TRAK(r)


Personalized Investment Advisory Services

WHAT IS TRAK?

Consulting Group

Consulting Group was
formed in 1973 to match
the investment needs of
institutional investors
and wealthy individual
investors with superior
investment advisors.  The
Consulting Group has
become one of the
nation's foremost
organizations in
providing fund
evaluation, asset
allocation, market
analysis and investment
advisor selection
services.  Today, the
Consulting Group provides
services to more than
$141 billion in client
assets, representing more
than 343,000 client
relationships under a
variety of programs
designed for individual
and institutional
investors.

TRAK is an investment advisory service offered by the Consulting Group of Solomon Smith Barney. TRAK is designed to work with your Financial Consultant to provide you with professional investment advice and a personalized investment strategy. TRAK also gives you access to strategically selected portfolios encompassing a wide range of investment styles that are appropriately diversified to meet your investment needs. The Consulting Group carefully selects professional money managers who typically serve institutional investors to manage the funds.

HOW DOES TRAK WORK?

The core of TRAK is the Consulting Group's evaluation of your financial goals and risk tolerances based on the Request, a confidential client questionnaire which you would complete with the assistance of your Financial Consultant. The Request asks a number of questions which are designed to help the Consulting Group understand your financial situation and investment goals. Your responses give the Consulting Group a profile of you as an investor-your reasons for investing, your attitudes toward risk and your comfort level with various types of investments. The Consulting Group also learns how long you plan to hold your investments and your current and anticipated income and expenses.

THE TRAK RECOMMENDATION

The Consulting Group carefully evaluates your responses to the Request and formulates an investment Recommendation which is tailored to your specific financial circumstances and goals. In the Recommendation, the Consulting Group provides advice as to the appropriate mix of investment types designed to balance your financial goals with your risk tolerances and investment horizon. The Recommendation draws on the Consulting Group's experience in analyzing macroeconomic events worldwide and monitoring and evaluating the performance of various market segments over long periods of time and in designing asset allocation strategies. In order to implement this optimal asset allocation strategy, the Recommendation selects from among a diverse array of Portfolios in the Consulting Group's Capital Markets Funds family. After you receive the Recommendation, you should review it with your Financial Consultant. If you feel comfortable with this strategy, you can direct the Financial Consultant to implement the strategy.



THE TRAK INVESTMENTS


The Consulting Group offers a broad range of Portfolios which are designed to implement the Recommendation. The Consulting Group serves as manager to all of the Portfolios, and carefully selects, evaluates and replaces, subject to the approval of the Board of Trustees of the Capital Markets Funds, professional money managers who make the day-to-day investment decisions for their respective Portfolios.


(1)	GOVERNMENT MONEY INVESTMENTS

(2)	INTERMEDIATE FIXED INCOME INVESTMENTS

(3)	LONG-TERM BOND INVESTMENTS

(4)	MUNICIPAL BOND INVESTMENTS

(5)	MORTGAGE BACKED INVESTMENTS

(6)	HIGH YIELD INVESTMENTS

(7)   MULTI-SECTOR FIXED INCOME INVESTMENTS

(8)	BALANCED INVESTMENTS


(9)LARGE CAPITALIZATION VALUE EQUITY
INVESTMENTS

(10)LARGE CAPITALIZATION GROWTH INVESTMENTS

(11)SMALL CAPITALIZATION VALUE EQUITY
INVESTMENTS

(12)SMALL CAPITALIZATION GROWTH INVESTMENTS

(13)INTERNATIONAL EQUITY INVESTMENTS

(14)INTERNATIONAL FIXED INCOME INVESTMENTS

(15)EMERGING MARKETS EQUITY INVESTMENTS

The money manager
selection process

The Consulting Group
screens more than 3,000
registered investment
advisory firms, tracks
the performance of more
than 700 firms on its
comprehensive database
and evaluates the
strength and performance
of investment management
firms in Consulting Group
programs each year.  The
Consulting Group focuses
its evaluation of
professional money
managers on a number of
key management areas:

	?	level of expertise
	?	relative performance
and  consistency of
performance
	?	strict adherence to
investment discipline or
philosophy
	?	personnel, facility
and financial strength
	?	quality of service
and communication



Shares of the Portfolios may be purchased, redeemed or exchanged daily at the net asset value next determined without imposition of any sales or redemption charge. As described below, participation in TRAK is subject to payment of a quarterly fee at the maximum annual rate of 1.50% of TRAK assets held in an account at Solomon Smith Barney. Financial Consultants are compensated based on your participation in TRAK but do not receive compensation or incentives based on which of the Portfolios are selected for investment.

THE TRAK REVIEW

TRAK is a continuing investment advisory service. Once your TRAK program becomes active, the Consulting Group will monitor each of the investment categories in your TRAK account every quarter to determine whether they continue to meet your investment needs. The Consulting Group also continually evaluates the quality of services provided by the professional money managers managing each fund in your account. You will receive a periodic Review which highlights all TRAK activity for the preceding period. The Review includes:

	?	commentary on the overall performance of the stock and bond markets in the U.S. and abroad
	?	breakdown of the investments made by each fund in your account
	?	record of your personalized return, including the performance of your investments as compared to several appropriate market indices
	?	report of year-to-date and cumulative realized gains and losses and any income received from each fund
	?	report of all purchase, sale and exchange activity and dividends and interest received and/or reinvested




PARTICIPATING IN TRAK

Individual Accounts. When you are ready to implement the Recommendation, the Consulting Group will send you an investment advisory agreement for your signature. Upon Solomon Smith Barney's acceptance of the agreement, your Financial Consultant will implement your investment decisions. The Consulting Group will provide you with a confirmation of your investments, accompanied by a copy of a brochure required by federal law containing more detailed information about the Consulting Group and TRAK.

The minimum initial TRAK investment is $10,000 and there is no minimum subsequent investment. The annual fee for participation in TRAK depends upon the value of your investments in the TRAK program at the initiation of the advisory relationship and on a continuing basis on the last day of the preceding calendar quarter as follows:

	?	1.50% of the value of TRAK assets up to $500,000
	?	1.20% of the value between $500,000 and $1,000,000
	?	1.00% of the value in excess of $1,000,000

The annual participation fee and minimum initial investment may be subject to negotiation. As a shareholder in the Portfolios, you will also bear a proportionate share of the Portfolios' fees and expenses, which are described in detail in the accompanying prospectus.

The TRAK fee is payable partially in advance on a quarterly basis. The quarterly fee will be payable on the 10th business day of the second month of each quarter. The TRAK fee begins to accrue on the business day following your initial investment in the Portfolios (the opening date), based upon the proportion of the current quarter then remaining, and payable on the fifth business day after the initial investment is made. However, if the initial investment is made within five business days of the end of any quarter, the initial fee payment will cover the period from the opening date through the last day of the following quarter, and the fee will be pro-rated accordingly. When you invest in the aggregate an additional $5,000 or more in the Portfolios during any one quarter, the TRAK fee, pro-rated for the number of days then remaining in the quarter and covering the amount of the new investment, will be charged and become due two days later. When you redeem in the aggregate $5,000 or more from a Portfolio during any one quarter, you will receive a credit to your account in which Portfolio shares were held for the TRAK fee applicable to the Portfolio shares redeemed, based on the proportion of the quarter remaining after the redemption. The credit will be applied on the day the quarterly fee is due for the quarter in which the Portfolio shares are redeemed, or two business days after the Portfolio shares are redeemed, whichever is later. Additional investments and redemptions are netted when calculating additional fees or credits during a quarter.

Once your TRAK program becomes active, Reviews covering all TRAK activity for the preceding quarter will be mailed on or about the 20th day of April, July, October and January of each year and will contain a debit notice indicating the amount of the fee payable, payable partially in advance, for the current calendar quarter. You may instead elect to receive a Review on a semi-annual basis. If you select this option, the TRAK fee will still be payable on a quarterly basis.

Retirement Accounts. For individual retirement accounts, retirement plans for self-employed individuals and employee benefit plans subject to the Employee Retirement Income Security Act of 1974, as amended (Plans), the minimum initial TRAK investment is $10,000 and the fee for participation in TRAK by a Plan will be reduced by an amount for all Portfolios in which Plan assets are invested determined according to the following formula:


(the value of Plan
assets invested in a
fund on the last
calendar day of the
previous calendar
quarter (or on the
day an initial
investment is made
during the calendar
quarter))




? the reduction factor

?(number of days in
the period for
which the TRAK fee
is being assessed)


(the actual number
of days in the
calendar year of
which the period is
a part)

The reduction factor for Portfolios 1-4 on page ii above shall be 0%, for Portfolios 5, 6 and 14 shall be .05% and for Portfolios 8-13 shall be .10%.

For subsequent investments or redemptions of an aggregate of $5,000 or more, the pro-rated fee or credit for the balance of the quarter will be calculated on the basis of the net percentage TRAK fee paid for the quarter during which the subsequent investment or redemption is made. Certain employee benefit plans may invest in the TRAK program on terms which differ from those outlined above. To find out more about this, please contact your Financial Consultant.

FEE PAYMENT OPTIONS

The TRAK fee may also be paid through automatic redemption on the specified payment date of a portion of Portfolio shares held in your account. Unless you specify otherwise, automatic payments will be made first from redemption of shares of Government Money Investments, next from credit balances held in your Solomon Smith Barney brokerage account, then from redemptions of shares of any money market fund held in that brokerage account in which free credit balances are routinely and automatically invested. If the TRAK fee is still not paid, a debit will be placed in your brokerage account in the amount of the TRAK fee payment outstanding. If you pay by check, these funds will be deposited in your Solomon Smith Barney brokerage account and may be invested in shares of a Solomon Smith Barney money market fund which you designate until the specified payment date.

TERMINATION OF THE PROGRAM

You may terminate your participation in TRAK at any time by giving five days' notice to Solomon Smith Barney. If a termination is effected within five business days of receipt of the confirmation and brochure described above, any TRAK fee paid will be credited to your account or paid by check mailed to you if you so instruct. Termination of a TRAK program must be effected by a redemption of all Portfolio shares held in your TRAK account. The Consulting Group reserves the right to reject any investor's participation in TRAK.

THE CONSULTING GROUP'S RESPONSIBILITY

The Consulting Group serves as investment advisor to each client in TRAK, and receives from the client the fee described above that does not vary based on the Portfolios recommended for the client's investments. The Consulting Group also serves as the Capital Markets Funds' manager with responsibility for identifying, retaining, supervising and compensating each Portfolio's money manager and receives an advisory fee from each Portfolio, a varying portion of which is retained by the manager based on the Portfolio involved. When making asset allocation recommendations for TRAK clients, the Consulting Group may be presented with a conflict of interest as to the specific Portfolios recommended for investment. The fee structure for retirement accounts is intended to minimize any such conflict of interest. Investors should note that the Consulting Group owes a fiduciary duty to all of its clients, which requires it to act solely in the client's best interest when making investment recommendations. TRAK participants should note that, although the Consulting Group receives a fee from investments for services as the Capital Markets Funds' Manager from Government Money Investments, the entire amount of that fee is paid by the Consulting Group to the Portfolio's money manager. Thus, the Consulting Group retains no management fee paid by that Portfolio.




(c)1998 Solomon Smith Barney Inc.








Salomon Smith Barney provides a broad range of investment services to individuals, financial institutions, governments and corporations in the United States and around the world. The firm is a member of Citigroup, Inc., a leading diversified financial service company listed on the New York Stock Exchange, Inc. under the symbol C.
6
Salomon Smith Barney provides a broad range of investment services to individuals, financial institutions, governments and corporations in the United States and around the world. The firm is a member of Citigroup, Inc., a leading diversified financial service company listed on the New York Stock Exchange, Inc. under the symbol C.



PART C

Item 23.	Exhibits

(a)(1)	Master Trust Agreement is incorporated by reference to
Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "Commission") on May
24, 1991 (the "Registration Statement").

(a)(2)	Amendment No. 1 to Master Trust Agreement is
incorporated by reference to the Registration Statement.

(a)(3)	Amendment No. 2 to Master Trust Agreement is
incorporated by reference to Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-1A as filed with the Commission on July 22, 1991 ("Pre-Effective
Amendment No. 1").

(a)(4)	Amendment No. 3 to Master Trust Agreement is
incorporated by reference to Post-Effective Amendment
No. 6 ("Post-Effective Amendment No. 6") to the Registration
Statement on Form N-1A filed on March 18, 1994.

(b)(1)	By-Laws are incorporated by reference to the
Registration Statement.

(b)(2)	Amended and Restated By-Laws are incorporated by
reference to Pre-Effective Amendment No. 1.

(c)	Not Applicable.

(d)(1)	Investment Management Agreement dated July 30, 1993
between the Registrant and The Consulting Group, a division of Smith, Barney Advisers, Inc., is incorporated by reference to Post-Effective Amendment No. 3 ("Post-Effective Amendment No. 3") to the
Registration Statement on Form N-1A filed with the Commission on October 29, 1993.

(d)(2)	Investment Advisory Agreement dated July 30, 1993
between Smith, Barney Advisers, Inc. and Smith Affiliated Capital Corp. relating to Registrant's Municipal Bond Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(d)(3)	Investment Advisory Agreement dated July 30, 1993
between Smith, Barney Advisers, Inc. and Atlantic Portfolio Analytics & Management, Inc. relating to Registrant's Mortgage Backed Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(d)(4)	Investment Advisory Agreement dated January 4, 1999
between Mutual Management Corp. and Seix Investment Advisors Inc.
relating to Registrant's Balanced Investments Portfolio will be filed by amendment.

(d)(4)	Investment Advisory Agreement dated January 4, 1999
between Mutual Management Corp. and Laurel Capital Advisors, LLP relating to Registrant's Balanced Investments Portfolio will be filed by amendment.

(d)(6)	Investment Advisory Agreement dated April 1, 1998
between Smith, Barney Advisers, Inc. and Standish, Ayer & Wood, Inc. relating to Registrant's Intermediate Fixed Income Investments Portfolio is to be filed by amendment.

(d)(7)	Investment Advisory Agreement dated July 30, 1993
between Smith, Barney Advisers, Inc. and Julius Baer Investment Management Inc. relating to Registrant's International Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(d)(8)	Investment Advisory Agreement dated April 1, 1998
between Mutual Management Corp. and NFJ Investment Group Inc. relating to Registrant's Small Capitalization Value Equity Investments
Portfolio is to be filed by amendment.

(d)(9) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. (Formerly Smith Barney Mutual Funds
Management Inc.) and The Boston Company
Asset Management LLC relating to Registrant's Large Capitalization Value Equity Investments Portfolio is to be filed by amendment.

(d)(10)	Investment Advisory Agreement dated March 10, 1995
between Smith Barney Mutual Funds Management Inc. and Parametric Portfolio Associates, Inc. relating to Registrant's Large Capitalization Value Equity Investments Portfolio is to be filed by amendment.

(d)(11)	Investment Advisory Agreement
dated January 11, 1999 between Mutual Management Corp. and Provident Investment Counsel relating to Registrant's Large Capitalization Growth Investments Portfolio is to be filed by amendment.

(d)(12)	Investment Advisory Agreement dated October 1, 1998
between Mutual Management Corp. and Standish, Ayer & Wood, Inc.
relating to Registrant's Government Money Investments Portfolio is to be filed by amendment.

(d)(13)	Investment Advisory Agreement dated October 1, 1998
between Mutual Management Corp. and Oechsle International Advisors
L.P. relating to Registrant's International Equity Investments Portfolio is To be filed by amendment.

(d)(14)	Investment Advisory Agreement dated March 3, 1994
between Smith, Barney Advisers, Inc. and John Govett & Company, Ltd. relating to Registrant's Emerging Markets Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 6.

(d)(15)	  Administration Agreement dated June 2, 1994 between the
Registrant and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 16

(d)(16) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and National Asset Management Corporation relating to Long-Term Bonds Investments is to be filed by amendment.

(d)(17) Investment Advisory Agreement dated June, 1997 between Smith Barney Mutual Funds Management Inc. and Wall Street Associates relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed.

(d)(18) Investment Advisory Agreement dated November 18 1997 between Smith Barney Mutual Funds Management Inc. and Westpeak Investment Advisors, LP relating to Small Capitalization Growth Investments is Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed.

(d)(19) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Mellon Capital Management Corporation relating to Small Capitalization Value Equity Investments is to be filed by amendment.

(d)(20) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Mellon Capital Management Corporation relating to Small Capitalization Growth Investments is to be filed by amendment.

(d)(21) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Barclays Global Fund Advisors relating to Large Capitalization Growth Investments is to be filed by amendment.

(d)(22) Investment Advisory Agreement dated January 11, 1999 between Mutual Management Corp. and Barclays Global Fund Advisors relating to Large Capitalization Value Equity Investments is to be filed by amendment.

(d)(23) Investment Advisory Agreement dated April 1, 1998 between
Mutual Management Corp. and David L. Babson & Co. Inc. relating to
Small Capitalization Value Equity Investments is to be filed by amendment.

(d)(24)   Investment Advisory Agreement dated June 15, 1998 between
Mutual Management Corp. and Alliance Capital Management L.P. relating to Large Capitalization Value Equity Investments is to be filed by amendment.

(d)(25) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. and State Street Global Advisors relating to International Equity Investments is to be filed by amendment.

(d)(26) Investment Advisory Agreement dated July 15, 1998 between Mutual Management Corp. and State Street Global Advisors relating to Emerging Markets Equity Investments is to be filed by amendment.

(d)(27) Investment Advisory Agreement dated August 3, 1998 between Mutual Management Corp. and Baring Asset Management, Inc. relating to Emerging Markets Equity Investments is to be filed by amendment.

(d)(28)   Investment Advisory Agreement dated     , 1999 between
Mutual Management Corp. and State Street Global Advisors relating to Multi-Strategy Market Neutral Investments is to be filed by amendment.

(d)(29)   Investment Advisory Agreement dated     , 1999 between
Mutual Management Corp. and Calamos Asset Management, Inc. relating to Multi-Strategy Market Neutral Investments is to be filed by amendment.

(d)(30)   Investment Advisory Agreement dated     , 1999 between Mutual
Management Corp. and Pegasus Investments, Inc. relating to Multi-Strategy Market Neutral Investments is to be filed by amendment.

(e)(1)	Distribution Agreement dated July 30, 1993 between the
Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 3.

(e)(2) Form of Distribution Agreement between the Registrant and CFBDS Inc. is incorpotated by reference to Post-Effective Amendment No.23.

(f)	Not Applicable.

(g)	Custody Agreements between the Registrant and PNC
Bank and Morgan Guaranty and Trust Company dated March
3, 1995 and August 24, 1995, respectively, are incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A as filed on November 2, 1995.

(h)	Transfer Agency and Registrar Agreement between the
Registrant and The Shareholder Services Group, Inc., dated September 26, 1993, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, as filed on December 30, 1993.

(i)	Opinion of Willkie Farr & Gallagher, including Consent,
is incorporated by reference to Post-Effective Amendment
No. 13 to the Registration Statement on Form N-1A filed on November 2, 1995.

(j)	   Auditors' Consent is to be filed by amendment.

(k)	Not Applicable.

(l)	Purchase Agreement between the Registrant and Shearson
Lehman Brothers Inc. is incorporated by reference to Post-Effective Amendment No. 1.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.


Item 24.	Persons Controlled by or Under Common Control with
Registrant

None.

Item 25.	Indemnification

	Incorporated by reference to Pre-Effective Amendment
No. 2 to the Registration Statement on Form N-1A as filed on January 7, 1993.

Item 26(a)	Business and Other Connections of Investment
Advisors

	Investment Manager - The Consulting Group

	The Consulting Group and its predecessor have been in the investment counseling business since 1973. The Consulting Group is a division of Mutual Management Corp. ("MMC") (formerly Smith Barney Mutual Funds Management Inc.), which was incorporated in 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is in turn a wholly owned subsidiary of Citigroup Inc.

The list required by this Item 26 of officers and directors of MMC and the Consulting Group, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MMC on behalf of the Consulting Group pursuant to the Advisers Act (SEC File No. 801-8314).

Item 26.(b)	Business and Other Connections of Advisors

	Advisors - Standish, Ayer & Wood, Inc.

	Standish, Ayer & Wood, Inc. ("SAW") serves as investment advisor to Intermediate Fixed Income Investments and Government Money Investments. SAW is registered as a commodity trading adviser with the National Futures Association. SAW has been registered as an investment advisor under the Advisers Act since 1940. SAW provides investment advisory services to individuals and institutions. SAW's principal executive offices are located at One Financial Center, Boston, Massachusetts 02111.

	The list required by this Item 26 of officers and directors of SAW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SAW pursuant to the Advisers Act (SEC File No. 801-584).

 	Advisors - National Asset Management , Inc.

	National Asset Management , Inc. ("National Asset") serves as investment advisor to Long-Term Bond Investments. National Asset has been registered as an investment advisor under the Advisers Act since 1979 and provides investment advisory services to individuals and institutions. National Asset principal executive offices are located at 101 South Fifth Street, 6th Floor, Louisville, KY 40202.

	The list required by this Item 26 of officers and directors of National Asset together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors is incorporated by reference to Schedules A and D of Form ADV filed by National Asset.

	Advisors - Smith Affiliated Capital Corp.

	Smith Affiliated Capital Corp. ("SACC") serves as investment advisor to Municipal Bond Investments. SACC has been registered as an investment advisor under the Advisers Act since 1982. SACC provides investment advisory services to individuals and institutions, and is a general partner of, and investment advisor to, a limited partnership primarily investment in municipal bonds. SAW's principal executive offices are located at 880 Third Avenue, New York, New York 10022.

	The list required by this Item 26 of officers and directors of SACC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SACC pursuant to the Advisers Act (SEC File No. 801-17037).

	Advisors - Atlantic Portfolio Analytics & Management,
Inc.

	Atlantic Portfolio Analytics & Management, Inc.
("APAM") serves as investment advisor to Mortgage Backed Investments. APAM has been registered as an investment advisor under the Advisers Act since 1984. APAM serves as an investment advisor to institutions.
APAM's principal executive offices are located at 201 East Pine Street, Suite 600, Orlando, Florida 32801.

	The list required by this Item 26 of officers and directors of APAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by APAM pursuant to the Advisers Act (SEC File No. 801-24775).


Advisors - The Boston Company Asset Management, Inc.

	The Boston Company Asset Management, Inc. ("TBCAM") serves as co-investment advisor to Large Capitalization Value Equity Investments. TBCAM has been registered as an investment advisor under the Advisers Act since 1970. TBCAM's principal executive offices are located at One Boston Place, Boston, Massachusetts 02108.

	The list required by this Item 26 of officers and directors of TBCAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TBCAM pursuant to the Advisers Act (SEC File No. ________).

	Advisors - Parametric Portfolio Associates, Inc.

	Parametric Portfolio Associates, Inc. ("PPA") serves as co-investment advisor to Large Capitalization Value Equity Investments. PPA has been registered as an investment advisor under the Advisers Act since 1987. PPA provides investment advisory services to a number of individual and institutional clients. PPA's principal executive offices are located at 7310 Columbia Center, 701 Fifth Avenue, Seattle, Washington 98104-7090.

	The list required by this Item 26 of officers and directors of PPA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by PPA pursuant to the Advisers Act (SEC File No. 801-29855).

	Advisors - Provident Investment Counsel, Inc.

	Provident Investment Counsel, Inc. ("PIC") serves as investment advisor to Large Capitalization Growth Investments. PIC has been registered as an investment advisor under the Advisers Act since 1951. PIC provides investment advisory services to individual and institutional clients. PIC's principal executive offices are located at 300 North Lake Avenue, Pasadena, California 91101.

	The list required by this Item 26 of officers and directors of PIC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by PIC pursuant to the Advisers Act (SEC File No. 801-11303).


	Advisors - NFJ Investment Group, Inc.

	NFJ Investment Group, Inc. ("NFJ") serves as co-investment advisor to Small Capitalization Value Equity Investments.
NFJ has been registered as an investment advisor under the Advisors
Act since 1989. NFJ provides investment advisory services to a number of individual and institutional clients. NFJ's principal executive offices are located at 2121 San Jacinto Street, Suite 1440, Dallas, Texas 75201.

	The list required by this Item 26 of officers and directors of NFJ, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NFJ pursuant to the Advisers Act (SEC File No. 801-42814).



	Advisors - Wall Street Associates

	Wall Street Associates ("WSA") will serve as co-investment advisor to Small Capitalization Growth Investments. WSA has been registered as an investment advisor under the Advisers Act since 1987. WSA is the investment adviser of various institutional clients. WSA's principal executive offices are located at 1200 Prospect Street, Suite 100, LaJolla, CA 92037.

	The list required by this Item 26 of officers and directors of WSA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by WSA pursuant to the Advisers Act (SEC File No.801-30019).


	Advisors - Westpeak Investment Advisors, LP

	Westpeak Investment Advisors, LP("WSA") will serve as co-investment advisor to Small Capitalization Growth Investments.
Westpeak has been registered as an investment advisor under the Advisers Act since 1991. Westpeak is the investment adviser of various institutional clients. Westpeak's principal executive offices are located at 1011 Walnut Street,Suite 400, Boulder, CO 80302.

	The list required by this Item 26 of officers and directors of Westpeak, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No.801-39554).

	Advisors - Oechsle International Advisors, L.P.

	Oechsle International Advisors, L.P. ("OIA") serves as investment advisor to International Equity Investments. OIA has been registered as an investment advisor under the Advisers Act since 1986. OIA provides investment advisory services to a number of individual and institutional clients. OIA's principal executive offices are located at One International Place, Boston, Massachusetts 02110.

	The list required by this Item 26 of officers and directors of OIA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by OIA pursuant to the Advisers Act (SEC File No. 801-28111).

	Advisors - Julius Baer Investment Management Inc.

	Julius Baer Investment Management Inc. ("JBIM") serves as investment advisor to International Fixed Income Investments. JBIM has been registered as an investment advisor under the Advisers Act since 1984. Directly and through Julius Baer Securities Inc., JBIM provides investment advisory services to a wide variety of individual and institutional clients, including registered investment companies. JBIM's principal executive offices are located at 330 Madison Avenue, New
York, New York 10017.

	The list required by this Item 26 of officers and directors of JBIM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by JBIM pursuant to the Advisers Act (SEC File No. 801-18766).

	Advisors - AIB Govett  Asset Management Ltd.

	AIB Govett Asset Management Ltd. ("Govett") will serve as investment advisor to Emerging Markets Equity Investments. Govett has been registered as an investment advisor under the Advisers Act since 1972. Govett is the investment adviser of various institutional clients. Govett's principal executive offices are located at Shackleton House, 4
Battlebridge Lane, London, SE1-2HR.

	The list required by this Item 26 of officers and directors of Govett, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Govett pursuant to the Advisers Act (SEC File No.801-34730).

	Advisors - Alliance Capital Management L.P.

	Alliance Capital Management L.P. ("Alliance") will serve as investment advisor to High Yield Investments. Alliance has been registered as an investment advisor under the Advisers Act since 1971. Alliance is the investment adviser of various institutional and individual clients. Alliance's principal executive offices are located at 1345 Avenue of the Americas, New York, New York .

	The list required by this Item 26 of officers and directors of Alliance, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Alliance pursuant to the Advisers Act (SEC File No.801-32361).

	Advisors - David L. Babson & Co., Inc.

	David L. Babson & Co. Inc. ("Babson") will serve as an investment advisor to Small Capitalization Value Equity Investments. Babson has been registered as an investment advisor under the Advisers Act since 1940. Babson is the investment adviser of various institutional and individual clients. Babson's principal executive offices are located at One Memorial Drive, Cambridge, MA,02142-1300.

	The list required by this Item 26 of officers and directors of Babson, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Babson pursuant to the Advisers Act (SEC File No.801-241).



Item 27.	Principal Underwriters

(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect (Folio 200, CitiSelect (Folio 300, CitiSelect (Folio 400, and CitiSelect (Folio 500.
CFBDS is also the placement agent for Large Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Investment Funds Inc.
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 28.	Location of Accounts and Records

	Consulting Group Capital Markets Funds
	222 Delaware Avenue
	Wilmington, Delaware  19801

	PNC Bank, National Association
	17th and Chestnuts Streets
	Philadelphia, Pennsylvania

	The Chase Manhattan Bank
	Chase MetroTech Center
	Brooklyn, NY  11245

	Salomon Smith Barney Inc.
	388 Greenwich Street, 22nd Floor
	New York, New York  10013

	First Data Investor Services Group Inc.
	Exchange Place
	Boston, MA  02109


Item 29.	Management Services

	Not Applicable.

Item 30.	Undertakings

	Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the"1933 Act")and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 15th day of January 1999.

CONSULTING GROUP CAPITAL MARKETS FUNDS

BY /s/ Heath B. McLendon
(Heath B. McLendon, Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

/s/ Heath B. McLendon
Trustee and Chairman of the Board 		January 15, 1999
Heath B. McLendon  (Chief Executive Officer)

/s/ Lewis E. Daidone
Senior Vice President and Treasurer  		January 15, 1999
Lewis E. Daidone  (Chief Financial and Accounting
Officer)

/s/ Walter E. Auch, Sr.*
    Walter E. Auch, Sr., Trustee 			January 15, 1999

/s/ Armon E. Kamesar, Trustee, 			January 15, 1999
     Armon E. Kamesar

/s/ Martin Brody*
    Martin Brody, Trustee, 				January 15, 1999

/s/ Stephen E. Kaufman*
    Stephen E. Kaufman, Trustee, 			January 15, 1999

* Signed pursuant to power of attorney filed October 29, 1993 as an exhibit to Post-Effective Amendment No. 3.

/s/ Heath B. McLendon
    Heath B. McLendon					January 15, 1999